Condensed consolidating financial information (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash provided by operating activities	$ 66,492	$ 20,347	$ 55,935	$ 86,953	$ 50,449
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired			(591,583)	(78,180)	(3,068)
Change in restricted cash	(6,349)	(7,524)	(5,668)	945	575
Biomass development costs	(123)	(308)	(931)	(2,286)
Purchase of property, plant and equipment	(164,126)
Net cash (used in) provided by investing activities	(170,615)	(18,115)	(682,008)	(146,997)	24,958
Cash flows provided by financing activities:
Repayment of project-level debt	(2,725)	(3,400)	(21,589)	(18,882)	(12,744)
Deferred financing costs	(10,179)		(26,373)	(7,941)
Proceeds from project level debt	184,216	2,781	100,794		78,330
Repayments of revolving credit facility borrowings	(8,000)			(20,000)	(55,000)
Proceeds from revolving credit facility borrowings	22,800		58,000	20,000
Dividends paid	(36,031)	(18,852)	(85,029)	(65,028)	(24,955)
Net cash provided by (used in) financing activities	150,081	(19,471)	641,227	55,691	(62,884)
Net (decrease) increase in cash and cash equivalents	45,958	(17,239)	15,154	(4,353)	12,523
Cash and cash equivalents at beginning of year	60,651	45,497	45,497	49,850	37,327
Cash and cash equivalents at end of year	106,609	28,258	60,651	45,497	49,850
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash provided by operating activities	30,019		20,963
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired	198		12,143
Change in restricted cash	(6,349)		(5,668)
Biomass development costs	(123)		(931)
Purchase of property, plant and equipment	(164,126)
Net cash (used in) provided by investing activities	(170,400)		(79,538)
Cash flows provided by financing activities:
Repayment of project-level debt	(2,725)		(21,589)
Deferred financing costs	(10,179)
Proceeds from project level debt	184,216		100,794
Repayments of revolving credit facility borrowings	(8,000)
Proceeds from revolving credit facility borrowings	22,800		8,000
Dividends paid	(3,274)		(3,247)
Net cash provided by (used in) financing activities	182,838		83,958
Net (decrease) increase in cash and cash equivalents	42,457		25,383
Cash and cash equivalents at beginning of year	58,370	32,987	32,987
Cash and cash equivalents at end of year	100,827		58,370
Curtis Palmer
Cash flows from operating activities:
Net cash provided by operating activities	(46)		45
Cash flows used in investing activities:
Purchase of property, plant and equipment	(17)
Net cash (used in) provided by investing activities	(17)		(60)
Cash flows provided by financing activities:
Net (decrease) increase in cash and cash equivalents	(63)		(15)
Cash and cash equivalents at beginning of year	(15)
Cash and cash equivalents at end of year	(78)		(15)
Atlantic Power
Cash flows from operating activities:
Net cash provided by operating activities	36,519		34,927
Cash flows used in investing activities:
Cash paid for acqusitions, net of cash acquired	(198)		(603,726)
Net cash (used in) provided by investing activities	(198)		(602,410)
Cash flows provided by financing activities:
Deferred financing costs			(26,373)
Proceeds from revolving credit facility borrowings			50,000
Dividends paid	(32,757)		(81,782)
Net cash provided by (used in) financing activities	(32,757)		557,269
Net (decrease) increase in cash and cash equivalents	3,564		(10,214)
Cash and cash equivalents at beginning of year	2,296	12,510	12,510
Cash and cash equivalents at end of year	$ 5,860		$ 2,296